Share capital	6 Months Ended
Jun. 30, 2020
NOTE 3 - Share capital

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

(a)	Private placements:

               There was not a  private placement during the six-month period ended June 30, 2020.

(b)	Stock options:

The Corporation has established a stock option plan (the “Plan”) for its key employees, its officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire up to ten years after the grant date and vest either immediately or over periods up to six years, and are equity-settled. As at June 30, 2020, 1 million options could still be granted by the Corporation.

The following table provides the activity of stock option awards during the six-month period ended June 30, 2020 and for options outstanding and exercisable at the end of the six-month period ended June 30, 2020, the range of exercise price and the weighted average years to expiration.

		Outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2019	6,090,000	$1.78	5.61
Expired / Cancelled	-	-	-
Granted	410,000	2.34	9.44
Outstanding, June 30, 2020	6,500,000	$1.81	5.37
Options exercisable	6,210,416	$1.78	5.17

(c)	Stock-based compensation: Stock -based compensation includes stock and stock option granted to employees and contractors

	Three months		Six months
	ended June 30,		ended June 30,
Employee expenses	2020	2019	2020	2019
Stock options and compensation granted in:
2015	375,172	609,389	804,050	1,286,823
2018	–	–	-	13,038
2019	-	680,290		680,290
2020	59,802	-	238,434	-
Total stock-based compensation expense recognized	$434,974	$1,289,679	$1,042,484	$1,980,151

The stock-based compensation expense is disaggregated in the statements of operations and comprehensive loss as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019

Stock-based compensation pertaining to general and administrative	$187.586	$984,984	$402,025	$1,323,701
Stock-based compensation pertaining to research and development	247,388	304,695	640,459	656,450
Total	$434,974	$1,289,679	$1,042,484	$1,980,151

(d)	Warrants :

In the first quarter of 2019, the Corporation issued 2,500,000 warrants in connection with one private placement referred to in note 3 (a). Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $8.00 with a five year term. The warrant was valued at $200,000 and recorded as part of additional paid in capital.

No warrants were issued during the six-month period ended June 30, 2020.